Reconciliation of net cash flow from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)
Reconciliation of net cash flow from operating activities
Profit/(loss) for the financial year:	$ 2,439	€ 2,788	$ (6,297)	€ (6,079)	$ (5,405)	€ (5,122)
Loss/(profit) from discontinued operations	1,969	1,969	4,107	4,107	(5)	(5)
Earnings/(loss) for earnings per share from continuing operations	$ 4,408	4,757	$ (2,190)	(1,972)	$ (5,410)	(5,127)
Non-operating expenses		32		1		3
Investment income		(685)		(474)		(539)
Financing costs		1,074		1,406		2,046
Income tax (expense)/credit		(879)		4,764		4,937
Operating profit		4,299		3,725		1,320
Adjustments for:
Share-based payments		128		95		154
Depreciation and amortisation		10,409		11,086		11,697
Loss on disposal of property, plant and equipment and intangible assets		36		22		27
Share of result of equity accounted associates and joint ventures		59		(47)		(60)
Impairment losses						569
Other expense						286
Other income		(213)		(1,052)
Decrease/(increase) in inventory		(26)		117		(144)
Decrease/(increase) in trade and other receivables		(1,118)		308		(684)
(Decrease)/increase in trade and other payables		286		(473)		332
Cash generated by operations.		13,860		13,781		13,497
Net tax paid.		(1,118)		(761)		(807)
Cash flows from discontinued operations.		858		1,203		1,646
Net cash flow from operating activities		€ 13,600		€ 14,223		€ 14,336